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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Karen L. Yerburgh           London, United Kingdom       November 10, 2009
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $1,897,605,612.81


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 SEPTEMBER 2009


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
                                  Iteme2 -                                                      Item 6:           Item 8:
                                  Title or  Item 3 -                Item 4: FMV     Item 5:      Inv     Item 7:  Voting
Item 1 - Stock Name                 Class    CUSIP      Portfolio     (in US$)       Shares   Discretion Manager Authority
--------------------------------- -------- ------------ --------- ---------------- ---------- ---------- ------- ---------
AMERICA MOVIL ADR                 ADR      02364W105                521,222,108.49 11,891,903    sole       1       sole   9,499,980
                                                                                                                    none   2,391,923

BANCO MACRO BANSUD B              ORD      ARBANS010010                 763,398.95    320,024    sole       1       sole     320,024
                                                                                                                    none           0

BANCO MACRO BANSUD ADR            ADR      05961W105                 49,514,745.00  2,050,300    sole       1       sole   2,006,100
                                                                                                                    none      44,200

BANCOLOMBIA ADR                   ADR      05968L102                 83,663,143.11  1,948,827    sole       1       sole   1,478,403
                                                                                                                    none     470,424

COMPANHIA BRASILEIRA DE DIST. ADR ADR      20440T201                 59,754,117.60  1,061,352    sole       1       sole     848,090
                                                                                                                    none     213,262

CREDICORP (US)                    ORD      G2519Y108                159,372,619.20  2,049,545    sole       1       sole   1,659,820
                                                                                                                    none     389,725

EMBOTELLADORA ANDINA ADR REP A    ADR      29081P204                  6,495,789.46    426,793    sole       1       sole     218,493
                                                                                                                    none     208,300

EMBOTELLADORA ANDINA ADS REP B    ADS      29081P303                 71,191,554.20  3,963,895    sole       1       sole   3,261,615
                                                                                                                    none     702,280

FEMSA ADS                         ADS      344419106                214,291,588.10  5,631,842    sole       1       sole   4,470,708
                                                                                                                    none   1,161,134

HDFC BANK LTD ADR                 ADR      40415F101                  2,722,510.00     23,000    sole       1       sole      23,000
                                                                                                                    none           0

INFOSYS TECHNOLOGY LTD ADR        ADR      456788108                 12,961,764.92    267,308    sole       1       sole     260,643
                                                                                                                    none       6,665

ITAU UNIBANCO HOLDING SA - ADR    ADR      465562106                126,018,241.05  6,254,007    sole       1       sole   4,979,895
                                                                                                                    none   1,274,112

KOREA ELECTRIC POWER SPON ADR     ADR      500631106                  2,052,050.76    134,649    sole       1       sole     125,511
                                                                                                                    none       9,138

MOBILE TELESYSTEMS ADR            ADR      607409109                 92,292,819.24  1,912,012    sole       1       sole   1,532,595
                                                                                                                    none     379,417

PLATINUM GROUP METALS LTD         ORD      72765Q205                  8,969,343.15  7,130,960    sole       1       sole   7,130,960
                                                                                                                    none           0

RETALIX LTD                       ORD      M8215W109                  8,568,582.44    842,618    sole       1       sole     842,618
                                                                                                                    none           0

SIMCERE PHARMACEUTICAL            ORD      82859P104                 17,866,554.32  2,244,542    sole       1       sole   2,244,542
                                                                                                                    none           0

TELE NORTE LESTE ADR              ADR      879246106                 41,986,574.43  2,234,517    sole       1       sole   1,784,406
                                                                                                                    none     450,111

TEVA PHARMACEUTICALS SPONS ADR    ADR      881624209                321,338,529.28  6,355,588    sole       1       sole   5,405,277
                                                                                                                    none     950,311

ULTRAPAR PARTICIPACOES SA         ORD      90400P101                 96,559,579.11  2,409,054    sole       1       sole   1,924,792
                                                                                                                    none     484,262
                                                                  ----------------
                                                                  1,897,605,612.81
                                                                  ================
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